Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)
Commitments and Contingencies.
Rental expenses	15,969,051	12,582,318	13,815,974
Capital commitments	1,438,502
Minimum lease payments
2015	22,501,858			3,626,641
2016	21,450,605			3,457,210
2017	18,894,220			3,045,196
2018	13,235,800			2,133,224
2019	13,162,292			2,121,376
Thereafter	19,611,943			3,160,871
Total	108,856,718			$ 17,544,518